Financial Risks - Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 6,284	€ 6,739
Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3,566	4,496
The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,375	1,930
United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	199	182
Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	62	45
Spain & Portugal [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	20	19
Asia [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1
Equity Funds 1 [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	351	711
Equity Funds 1 [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	142	154
Equity Funds 1 [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	161	494
Equity Funds 1 [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		27
Equity Funds 1 [member] | Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	47	37
Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	290	518
Common shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	232	410
Common shares [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	5	58
Common shares [member] | Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	8	5
Common shares [member] | Spain & Portugal [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4	4
Common shares [member] | Asia [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1
Preferred Shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	192	229
Preferred Shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	192	229
Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,147	1,999
Investments in real estate [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	633	743
Investments in real estate [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,495	1,238
Investments in real estate [member] | Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4	3
Investments in real estate [member] | Spain & Portugal [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	15	15
Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	691	1,168
Hedge funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	688	1,165
Hedge funds [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1	1
Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,448	1,385
Other Alternative Investments [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,122	1,207
Other Alternative Investments [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	309	156
Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,165	729
Other financial asset [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	556	588
Other financial asset [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	410	41
Other financial asset [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	194	98
Other financial asset [member] | Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2	1
Other financial asset [member] | Spain & Portugal [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2
Asset management [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4	4
Asset management [member] | Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2	2
Asset management [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1	1
Holding and other activities [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	57	62
Holding and other activities [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	40	41
Holding and other activities [member] | Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 18	€ 21